Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1.	Corporate information

Auryn Resources Inc. (the “Company” or “Auryn”) was incorporated on
June 9, 2008,
under the British Columbia Business Corporations Act.

The Company trades on the Toronto Stock Exchange under the symbol AUG.TO, and effective
July 17, 2017
the Company’s common shares commenced trading on the NYSE-American under the symbol
AUG.
The Company’s principal business activity is the acquisition, exploration and development of resource properties in Canada and Peru.

The Company, through its wholly owned subsidiaries, owns the mineral concessions comprising the Committee Bay and Gibson MacQuoid mineral properties both located in Nunavut (note
8
(a)), as well as the Homestake Ridge Project in northwestern British Columbia (note
8
(b)). The Company has also secured rights to various mining concessions in southern Peru (note
8
(c)).

The head office and principal address of Auryn is located at
1199
West Hastings Street, Suite
600,
Vancouver, British Columbia,
V6E
3T5.